Income Taxes Schedule of Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
US Federal Effective Tax Rate	35.00%
Income (loss) before income taxes
Domestic	$ 125,010	$ 173,032	$ 34,946
Foreign	(626,776)	(48,587)	(82,221)
Total income (loss) before income taxes	(501,766)	124,445	(47,275)
Expected federal income tax provision (benefit)	(175,618)	43,556	(16,546)
Asset impairments	207,054	0	0
Change in valuation allowance	8,518	3,195	6,553
Stock-based compensation	951	1,541	1,648
Foreign earnings	(19,222)	(14,986)	(18,224)
Tax credits	(6,877)	(9,746)	(23,224)
Uncertain tax positions, including interest and penalties	(3,996)	(10,242)	12,053
Change in tax rates	(1,522)	(1,428)	482
U.S. tax provision (benefit) of foreign branch income (loss)	(1,156)	333	(6,262)
State income tax provision (benefit), net of federal effect	(768)	1,968	(3,193)
U.S. tax provision on foreign earnings	0	279	7,932
Other, net	(2,934)	1,504	(5,044)
Total provision (benefit) for income taxes	$ 4,430	$ 15,974	$ (43,825)